111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                                             April 4, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Global Opportunistic Bond Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 173 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 2023.

Please call the undersigned at (617) 954-4384 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

                                                        Very truly yours,

                                            AMANDA S. MOORADIAN
                                             Amanda S. Mooradian
                                             Assistant Vice President and Senior Counsel

ASM/juo